Fair value measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value measurement
5.	Fair value measurement

As of December 31, 2017 and 2018, information about inputs into the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		RMB	RMB	RMB
Short-term investments with variable interest rates	1,972,277	-	1,972,277	-
Investment security included in long-term investments	88,933	88,933	-	-
Total	2,061,210	88,933	1,972,277	-

		Fair value measurement at reporting date using
Description	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
		RMB	RMB	RMB
Short-term investments with variable interest rates	1,427,346	-	1,427,346	-
Equity investments at fair value with readily determinable fair value	331,475	331,475	-	-
Total	1,758,821	331,475	1,427,346	-

Assets measured at fair value on a non-recurring basis

The Group measures long-term investments on a nonrecurring basis when impairment charges are recognized. These nonrecurring fair value measurements use significant unobservable inputs (Level 3). The Group recognized long-term investment impairment charges of nil, RMB1,900 and RMB20,450 (US$2,974) for the years ended December 31, 2016, 2017 and 2018, respectively, due to declining financial performances and changes in business circumstances of these investees. The Company uses a combination of valuation methodologies, including market and income approaches based on the Company’s best estimate to determine the fair value of these investments. Information considered by the Company include but are not limited to the pricing of recent rounds of financing, future cash flow forecasts, and liquidity factors. Inputs used in these methodologies primarily include future cashflows, discount rate, and the selection of comparable companies operating in similar businesses.